SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			3 Months Ended		12 Months Ended
	Feb. 27, 2026 $ / shares	Oct. 31, 2025	Mar. 31, 2026 USD ($) Customer ReportingUnit	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Federal depository insurance coverage			$ 250,000		$ 250,000
Loss on impairment of property and equipment				$ 4,388,279	4,388,279
Impairment of long lived assets held for use			$ 0	6,064,823	$ 6,064,823	$ 0
Long-Lived Asset, Held and Used, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Gain (Loss) on Impairment of Inventories, Property and Equipment and Operating Lease Right of Use Asset		Gain (Loss) on Impairment of Inventories, Property and Equipment and Operating Lease Right of Use Asset
Uncertain tax positions					$ 0	0
Impairment to reduce the right-of-use asset				150,077	150,077
Unrecognized tax benefits income tax benefits penalties expenses					0	0
Allowance for Credit Losses Receivable			$ 12,026		110,000
Write-down of inventory			0	0	1,526,467	28,012
Impairment loss recognized			0	6,064,823	6,064,823	0
Reverse stock split	0.2
Accounts receivable			201,571		0	0	$ 482,279
Restricted cash			$ 875,141		875,141	$ 0
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2026
Standard customers warranty period			12 months
Inventory was written down to net realizable value				$ 1,526,467	$ 1,526,467
Revenue, Practical Expedient, Financing Component [true false]			true
Number of reporting units | ReportingUnit			1
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible Enumeration]			us-gaap:AccountingStandardsUpdate202404Member
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
Common Stock
Significant Accounting Policies [Line Items]
Trading of common stock | $ / shares	$ 0.1
Nuburu Defense [Member] | Orbit [Member]
Significant Accounting Policies [Line Items]
Exclusive rights period upon letter of intent		36 months
Letter of Credit [Member]
Significant Accounting Policies [Line Items]
Letter of credit, expiration date					Aug. 31, 2026
Letter of credit, collateral release period			30 days		30 days
Letter of credit, interest earned on cash collateral			1.00%		1.00%
Letter of credit, expiration date			2027-08
Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer						2
Customer Concentration Risk [Member] | Revenue [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer			1
Concentration risk percentage			74.00%			50.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						25.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer			4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			23.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Four [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Payment contract terms			30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Payment contract terms			90 days